Income Taxes (Operating Loss Carryforwards) (Details 5) $ in Millions	Dec. 31, 2017 USD ($)
State [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to expire	$ 635.1
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to be fully utilized	13.5
2018 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to expire	8.3
2018 [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to be fully utilized	3.6
2019 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to expire	2.6
2019 [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to be fully utilized	3.3
2020 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to expire	18.3
2020 [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to be fully utilized	3.3
2021 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to expire	20.1
2021 [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to be fully utilized	1.1
2022 [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to expire	1.0
2022 [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to be fully utilized	0.9
2023 and after [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to expire	584.8
2023 and after [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Income tax loss carryforwards to be fully utilized	$ 1.3